CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Millions, except Share data in Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member]	Jan. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Net Sales	$ 525	$ 429	$ 995	$ 863	$ 1,543	$ 1,832	$ 108	$ 1,218
Cost of goods sold	475	304	913	581	1,104	1,568	83	996
Gross Margin	50	125	82	282	439	264	25	222
Selling, general and administrative expenses	41	103	92	147	152	239	5	59
Litigation/arbitration settlement					10
Provision for environmental remediation and restoration, net of reimbursements					5			47
Income (Loss) from Operations	9	22	(10)	135	302	25	20	210
Interest and debt expense	(35)	(14)	(62)	(22)	(30)	(65)	(3)	(50)
Loss on extinguishment of debt			(4)
Other income (expense)	26	(3)	32	(4)	(10)	(7)	2	(8)
Gain on bargain purchase		1,055		1,055		1,055
Reorganization income (expense)							613	(145)
Income (Loss) before Income Taxes		1,060	(44)	1,164	262	1,008	632	7
Income tax benefit (provision)	(1)	84	(2)	66	(20)	125	(1)	(2)
Income from Continuing Operations					242	1,133	631	5
Income from discontinued operations								1
Net Income	(1)	1,144	(46)	1,230	242	1,133	631	6
Income attributable to noncontrolling interest	12		24			1
Net Income (Loss) attributable to Tronox Limited	$ (13)	$ 1,144	$ (70)	$ 1,230	$ 242	$ 1,134	$ 631	$ 6
Basic -
Continuing operations	$ (0.11)	$ 13.46	$ (0.62)	$ 15.31	$ 3.22	$ 11.37	$ 15.28	$ 0.11
Discontinued operations								$ 0.03
Basic	$ (0.11)	$ 13.46	$ (0.62)	$ 15.31	$ 3.22	$ 11.37	$ 15.28	$ 0.14
Diluted -
Continuing operations	$ (0.11)	$ 13.00	$ (0.62)	$ 14.74	$ 3.10	$ 11.10	$ 15.25	$ 0.11
Discontinued operations								$ 0.03
Diluted	$ (0.11)	$ 13.00	$ (0.62)	$ 14.74	$ 3.10	$ 11.10	$ 15.25	$ 0.14
Weighted Average Shares Outstanding
Basic	113,390	84,528	113,354	79,960	74,905	98,985	41,311	41,232
Diluted	113,390	87,535	113,354	83,021	78,095	101,406	41,399	41,383